LOSSES PER SHARE ("EPS") - Summary of Computation of Basic and Diluted Net Income Per Share (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (37,873,274)	$ (5,334,339)	¥ (1,111,207,883)	¥ (8,544,352)
Denominator:
Number of shares used for Basic EPS computation	243,048,785	243,048,785	274,084,890	289,892,905
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	243,048,785	243,048,785	274,084,890	289,892,905
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	243,048,785	243,048,785	274,084,890	289,892,905
Class A ordinary shares
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (26,501,163)	$ (3,732,611)	¥ (815,323,647)	¥ (6,374,737)
Denominator:
Number of shares used for Basic EPS computation	170,070,000.00	170,070,000.00	201,100,000	216,280,000
Losses Per ADS basic | (per share)	¥ (0.16)	$ (0.02)	¥ (4.05)	¥ (0.03)
Numerator:
Net loss attributable to ordinary shareholders	¥ (26,501,163)	$ (3,732,611)	¥ (815,323,647)	¥ (6,374,737)
Reallocation of net income as a result of conversion of Class B to Class A shares	(11,372,111)	(1,601,728)	(295,884,236)	(2,169,615)
Net loss attributable to ordinary shareholders for diluted EPS	¥ (37,873,274)	$ (5,334,339)	¥ (1,111,207,883)	¥ (8,544,352)
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	170,070,000.00	170,070,000.00	201,100,000	216,280,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72,980,000	72,980,000	72,980,000	73,610,000
Number of shares used for diluted EPS computation	243,050,000.00	243,050,000.00	274,080,000.00	289,890,000
Losses Per ADS diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (4.05)	¥ (0.03)
Class B ordinary shares
Numerator:
Net income (loss) attributable to Cango Inc.'s shareholders	¥ (11,372,111)	$ (1,601,728)	¥ (295,884,236)	¥ (2,169,615)
Denominator:
Number of shares used for Basic EPS computation	72,980,000	72,980,000	72,980,000	73,610,000
Losses Per ADS basic | (per share)	¥ (0.16)	$ (0.02)	¥ (4.05)	¥ (0.03)
Numerator:
Net loss attributable to ordinary shareholders	¥ (11,372,111)	$ (1,601,728)	¥ (295,884,236)	¥ (2,169,615)
Net loss attributable to ordinary shareholders for diluted EPS	¥ (11,372,111)	$ (1,601,728)	¥ (295,884,236)	¥ (2,169,615)
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	72,980,000	72,980,000	72,980,000	73,610,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000	72,980,000	73,610,000
Losses Per ADS diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (4.05)	¥ (0.03)
American depository shares
Denominator:
Number of shares used for Basic EPS computation	85,040,000.00	85,040,000.00	100,550,000	108,140,000
Losses Per ADS basic | (per share)	¥ (0.31)	$ (0.04)	¥ (8.11)	¥ (0.06)
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	85,040,000.00	85,040,000.00	100,550,000	108,140,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	121,530,000	121,530,000	137,040,000.00	144,950,000
Losses Per ADS diluted | (per share)	¥ (0.31)	$ (0.04)	¥ (8.11)	¥ (0.06)